GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Administrative Expense [Line Items]
Administrative expenses	$ 212	$ 265
Severance payments	18	63
Employee costs	131	156
Corporate administration
Disclosure of Administrative Expense [Line Items]
Administrative expenses	185	239
Operating segment administration
Disclosure of Administrative Expense [Line Items]
Administrative expenses	$ 27	$ 26